Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2021 and 2020.

($ millions)	Note	2021	2020
Accrued liability for employee benefits:
Defined benefit pension plans	23	295	339
Other long-term employee benefits and deferred compensation		177	152
Other post-employment benefits	23	300	332
Provisions for litigation and other legal matters		—	—
Contingent consideration	18	112	142
Other non-current liabilities		56	95
Total provisions and other non-current liabilities		940	1,060

Disclosure of details of non-current product liabilities and other legal matter provisions
Litigation and other legal matters provision movements

($ millions)	2021	2020	2019
January 1	—	—	42
Additions to provisions	54	9	—
Cash payments	(1)	(9)	(40)
Releases of provisions	—	—	(2)
December 31	53	—	—
Less current portion	(53)	—	—
Non-current provisions for litigation and other legal matters at December 31	—	—	—